INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended				0 Months Ended		0 Months Ended			1 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended
	Jan. 04, 2013	Sep. 30, 2013	Apr. 02, 2013	Dec. 31, 2012 MSRs Pool 6	Nov. 07, 2013 MSRs Pool 10	May 20, 2013 MSRs Pool 11	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees	Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jan. 06, 2013 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10 Fortress-managed Affiliate	Mar. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pools 7, 9 and 10	Mar. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 8	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 8	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 7	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 7	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 9	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pools 7 and 10	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	May 20, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11
Amount contributed to acquire joint venture	$ 27,300	$ 285,200						$ 28,900
Amount committed to invest in joint venture										340,000	4,100						1,000				37,800
Percentage ownership acquired in joint venture	50.00%		30.00%	50.00%			50.00%	50.00%	50.00%	50.00%	50.00%				50.00%		50.00%	50.00%		50.00%	50.00%
Percentage of Investment co-owned by Nationstar	33.00%							33.00%		33.00%											33.00%
Percentage of Investment owned by New Residential	67.00%					66.70%		67.00%		67.00%											67.00%
Loans in private label securitizations portfolio (percent)										53.00%
Amount invested						2,400					13,900	13,900	45,500	35,200		31,500		65,400	107,600
Increase in outstanding principal balance after new investments					$ 1,300,000						$ 10,100,000
Additional percentage interest acquired by New Residential											5.00%	5.00%